Lease liability (Tables)	12 Months Ended
Dec. 31, 2024
Leases1 [Abstract]
Schedule of Lease Liabilities

	December 31, 2024	December 31, 2023
Property	$2,805	$4,368
Equipment	28	38
Vehicle	66	99
Lease Liability, Current	$2,899	$4,505

Property	$20,847	$13,078
Equipment	2	32
Vehicle	146	283
Lease Liability, Non-current	$20,995	$13,393

Lease Liability, Total	$23,894	$17,898

Schedule of Maturity Analysis of Finance Lease Payments Receivable
During the year ended December 31, 2024, the Corporation made principal payments on its lease liabilities of $3,327,000 (2023 - $4,013,000). The Corporation is committed to future minimum lease payments (comprising principal and interest) as follows:

Maturity Analysis	December 31, 2024
Less than one year	$4,707
Between one and five years	14,793
More than five years	13,713
Total undiscounted lease liabilities	$33,213